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April 26, 2007

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:                               ING Equity Trust
File No. 333-140325

Ladies and Gentlemen:

Pursuant to Rule 497(b) under the Securities Act of 1933, as amended, attached for filing via the EDGAR system is a letter notifying shareholders of ING MidCap Value Fund and ING SmallCap Value Fund, respectively, of the adjournment of the Special Meeting of the Shareholders originally scheduled for Thursday, April 26, 2007, to consider the proposed reorganization of ING MidCap Value Fund and ING SmallCap Value Fund with and into ING Value Choice Fund.  The Special Meeting of the Shareholders has been adjourned until May 11, 2007.

No fees are required in connection with this filing.  Should you have any questions, please feel free to contact the undersigned at 617.728.7173.

Sincerely,

/s/ Christopher D. Christian

Christopher D. Christian

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